SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 900,908	$ 900,908
Less: accumulated depreciation		(878,994)	(832,506)
Property and equipment, net	$ 13,143	21,914	68,402
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		352,133	352,133
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		123,487	123,487
Computer Software And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		107,648	107,648
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		12,979	12,979
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 304,661	$ 304,661